Other Operating Gains, Net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net	$ 347	$ 2	$ 364	$ 1
Other subsidiaries [member]
Disclosure of Other Operating Gains [Line Items]
Gain on disposal of investments			23
Elite Business [Member]
Disclosure of Other Operating Gains [Line Items]
Gain on disposal of investments	$ 347		$ 347